Document and Entity Information	Sep. 22, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	SEMNUR PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41351
Entity Tax Identification Number	98-1659463
Entity Address Address Line 1	960 San Antonio Road
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94303
City Area Code	650
Local Phone Number	422-7515
Entity Information Former Legal Or Registered Name	Denali Capital Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001913577
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	SMNR
Security Exchange Name	NONE
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SMNRW
Security Exchange Name	NONE
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	437 Madison Avenue
Entity Address Address Line 2	27th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022